ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details)		1 Months Ended									3 Months Ended	12 Months Ended
	Oct. 08, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 20, 2017 USD ($)	May 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥) shares	Sep. 29, 2016 CNY (¥) shares	Jul. 10, 2018 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 shares	Dec. 28, 2012 CNY (¥)	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Jul. 31, 2018 USD ($)	Jun. 29, 2018	Sep. 26, 2016	Jan. 27, 2016	Sep. 09, 2015
Noncontrolling Interest [Line Items]
Percentage of equity interest sold	71.32%
Capital injected amount												¥ 1,500,000,000	$ 218,166,000		¥ 174,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares										926,000
Stock Repurchased During Period, Shares | shares															967,408	614,033
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Payments to Acquire Equity Method Investments												¥ 15,000,000	2,182,000	¥ 97,799,000	¥ 0
Percentage of Ownership in Equity Interest To Be Repurchased												75.00%						75.00%
Consideration To Be Made on Acquisition of Equity Interest								¥ 521,396,000
Annual Premium Percentage to be Paid								15.00%				15.00%						15.00%
Equity Method Investments					¥ 732,167,000							¥ 366,204,000		732,167,000	181,500,000			$ 53,262,000
Due from Affiliate, Current															53,141,000
Business Combination, Consideration Transferred	¥ 182,100,000				11,820,000		¥ 105,119,000			¥ 41,670,000		182,100			100,000,000		¥ 201,176,000
Common Unit Value Authorized												1,009,000,000
Percentage Of Interest In Partnership																			100.00%
Payments to Acquire Businesses, Gross												570,600,000
Allowance for Doubtful Accounts Receivable, Current					12,969,000							3,585,000		12,969,000				521,000
prepayment for investments [Member]
Noncontrolling Interest [Line Items]
Equity Method Investments															528,896,000
Variable Interest Entity, Primary Beneficiary [Member]
Noncontrolling Interest [Line Items]
Allowance for Doubtful Accounts Receivable, Current												73,000						11,000
CMSHK [Member]
Noncontrolling Interest [Line Items]
Payments to Acquire Equity Method Investments | $						$ 1,000
Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold		100.00%																			26.06%
Equity Method Investments		¥ 746,000,000																		$ 746,000
Partners' Capital Account, Contributions								¥ 262,999,000
Percentage Of Interest In Partnership								26.07%
Proceeds from Loan Originations														17,900,000
ZR Group [Member]
Noncontrolling Interest [Line Items]
Repayments of Debt														97,106,000
Percentage of Ownership in Equity Interest To Be Repurchased								75.00%
Consideration To Be Made on Acquisition of Equity Interest								¥ 521,396,000
Business Combination, Consideration Transferred														521,396,000	¥ 7,500,000
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount												434,216,000						$ 63,154,000
ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions												¥ 746,001,000
Percentage Of Interest In Partnership												73.93%						73.93%
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount					396,281,000									396,281,000
ZR Guofu [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions												¥ 746,000,000
Shanghai Rongchi Medical Management Limited [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold	24.40%
Business Combination, Consideration Transferred												388,500,000
Common Unit Value Authorized					¥ 695,305,000									¥ 695,305,000
The Group [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions												¥ 262,999,000
Percentage Of Interest In Partnership												26.07%						26.07%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold		90.00%																			35.20%
Business Acquisition, Percentage of Voting Interests Acquired					54.80%							55.00%		54.80%				55.00%
Business Combination, Consideration Transferred														¥ 182,100,000
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold	22.82%
Business Acquisition, Percentage of Voting Interests Acquired					28.77%							78.31%		28.77%				78.31%	78.31%
Business Combination, Consideration Transferred														¥ 106,500,000
Partners' Capital Account, Contributions | $													$ 78.31
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold		100.00%																	100.00%		21.69%
Business Combination, Consideration Transferred														¥ 388,500,000
CHS [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									100.00%
CCM (HK) [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												85.71%						85.71%
CCM (HK) [Member] | Asendium [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired																								85.71%
Shanghai Huifu Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold																						99.00%
Zhongjin Jiatai [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												60.00%						60.00%
Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												58.00%						58.00%
Percentage of equity interest sold		80.00%
Business Acquisition, Percentage of Voting Interests Acquired																							55.00%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold		100.00%
Business Acquisition, Percentage of Voting Interests Acquired																						100.00%	100.00%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Private Placement [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares									1,483,000						6,666,666
Stock Repurchased During Period, Shares | shares												10,000	10,000
Sale of Stock, Percentage of Ownership after Transaction												85.34%	85.34%	60.00%
Shanghai Meizhong Jiahe Cancer Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold		90.00%
Guangzhou Concord Medical Cancer Hospital Co Ltd [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									70.00%
Proceeds from Loan Originations												¥ 300,000,000	$ 46,109,000
PTC Houston Management [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									59.51%
CCM Hospital Business [Member] | Cyber [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred									¥ 7,500,000
CCM Hospital Business [Member] | Cyber [Member] | Common Class B [Member]
Noncontrolling Interest [Line Items]
Common Stock, Value, Subscriptions									166,299,000
CCM Hospital Business [Member] | Wealth in International Holdings Limited [Member] | Common Class A [Member]
Noncontrolling Interest [Line Items]
Consideration To Be Made on Acquisition of Equity Interest									521,396,000
Common Stock, Value, Subscriptions									¥ 521,396,000
Beijing Meizhongjiahe Hospital Management Co., Ltd. ("MHM") [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred												¥ 1,500,000,000			¥ 218,166,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											100,000,000
Beijing Meizhongjiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Concord Medical Technology Ltd. [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			40,500,000	40,500,000
Payments to Acquire Businesses, Gross			¥ 140,535,000	$ 20,440,000
Beijing Meizhongjiahe Hospital Management Co., Ltd. ("MHM") [Member] | Medstar Shanghai Leasing Co., Ltd. Shanghai Medstar" [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			66,073,984	66,073,984
Payments to Acquire Businesses, Gross			¥ 229,276,000	$ 33,347,000
Beijing Meizhongjiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred		¥ 182,100,000
Beijing Meizhongjiahe Hospital Management Co., Ltd. ("MHM") [Member] | CCIC Capital [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											60,000,000
Beijing Meizhongjiahe Hospital Management Co., Ltd. ("MHM") [Member] | Other Investor [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares											40,000,000
Beijing Meizhongjiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired		55.00%
Business Combination, Consideration Transferred		¥ 388,500,000
Beijing Meizhongjiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage Of Interest In Partnership		78.31%
Beijing Meizhongjiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhong Jiahe Cancer Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired		54.80%